Cost of delivery services income and other revenues (Tables)	12 Months Ended
Dec. 31, 2025
Cost of delivery services income and other revenues
Schedule of cost of delivery services income and other revenues

	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB	US$
Delivery cost	131,685,885	200,004,561	27,316,262	3,906,174
Other costs*	711,777	—	2,991,187	427,734
Total	132,397,662	200,004,561	30,307,449	4,333,908

* Other costs include the cost of Neemoo coffee and AI pet sales.